JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.4%
ANZ Group Holdings Ltd.	1,384,435	35,220,511
BHP Group Ltd.	2,867,180	98,752,459
Brambles Ltd.	1,225,174	19,018,019
Commonwealth Bank of Australia	723,306	74,877,262
CSL Ltd.	202,173	25,475,786
Glencore plc	1,184,706	8,076,563
Goodman Group, REIT	956,796	20,325,879
Insurance Australia Group Ltd.	4,810,039	25,359,199
Macquarie Group Ltd.	167,336	24,558,201
Medibank Pvt Ltd.	7,811,343	25,063,990
National Australia Bank Ltd.	1,588,397	47,714,527
Northern Star Resources Ltd.	553,171	10,169,108
QBE Insurance Group Ltd.	2,573,628	35,273,567
Rio Tinto Ltd. (a)	908,466	94,648,351
Rio Tinto plc	435,464	39,729,268
Santos Ltd.	5,987,998	29,201,959
Telstra Group Ltd.	5,861,581	19,913,518
Transurban Group	2,485,453	24,041,219
Wesfarmers Ltd.	397,433	22,926,548
Westpac Banking Corp.	739,756	19,876,582
Woodside Energy Group Ltd.	689,062	12,166,426
Woolworths Group Ltd.	1,239,439	26,598,845
		738,987,787
Belgium — 0.8%
Anheuser-Busch InBev SA	375,585	27,035,757
KBC Group NV	363,482	51,220,302
		78,256,059
China — 0.5%
BOC Hong Kong Holdings Ltd.	1,978,500	10,418,763
Prosus NV	685,118	39,395,157
		49,813,920
Denmark — 2.4%
Carlsberg A/S, Class B	329,430	44,785,742
Danske Bank A/S	1,341,463	68,344,897
Novo Nordisk A/S, Class B	1,447,961	85,978,831
Novonesis Novozymes B (a)	597,605	36,617,388
		235,726,858
Finland — 0.4%
Nokia OYJ	1,680,266	10,822,445
Nordea Bank Abp	1,300,980	25,102,401
		35,924,846
France — 10.7%
Air Liquide SA	536,117	100,394,579
Airbus SE	228,069	52,216,403
AXA SA	255,609	11,655,551

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BNP Paribas SA	562,128	60,784,338
Capgemini SE	339,314	52,722,015
Cie Generale des Etablissements Michelin SCA	883,087	32,794,000
Engie SA	3,646,971	108,885,567
EssilorLuxottica SA	139,348	42,598,137
Hermes International SCA	7,267	17,484,399
Legrand SA	442,766	70,691,137
L'Oreal SA	62,261	28,605,163
LVMH Moet Hennessy Louis Vuitton SE	115,163	74,326,735
Orange SA	2,740,395	50,944,054
Pernod Ricard SA	332,910	29,767,714
Safran SA	358,110	127,949,633
Societe Generale SA	1,121,002	98,232,859
TotalEnergies SE	721,445	52,469,804
Vinci SA	428,747	61,647,272
		1,074,169,360
Germany — 11.6%
adidas AG	104,204	18,475,743
Allianz SE (Registered)	315,269	138,819,931
BASF SE	90,204	4,890,319
Bayer AG (Registered)	814,859	43,099,266
Deutsche Boerse AG	145,847	36,932,162
Deutsche Post AG	901,693	50,430,344
Deutsche Telekom AG (Registered)	2,429,642	81,534,629
E.ON SE	3,256,336	69,066,428
Heidelberg Materials AG	42,225	11,564,195
Infineon Technologies AG	1,732,664	84,696,977
Mercedes-Benz Group AG	271,292	18,541,248
MTU Aero Engines AG	136,555	60,708,995
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	172,334	104,447,605
Rheinmetall AG	20,649	43,752,085
RWE AG	1,057,608	67,162,245
SAP SE	466,405	93,173,001
Siemens AG (Registered)	564,620	170,701,729
Siemens Energy AG *	243,648	41,512,771
Zalando SE * (a) (b)	559,800	16,097,267
		1,155,606,940
Hong Kong — 1.8%
AIA Group Ltd.	6,923,000	79,873,992
Hong Kong Exchanges & Clearing Ltd.	663,600	36,585,006
Link, REIT	1,527,800	7,024,463
Prudential plc	1,045,638	17,174,862
Sun Hung Kai Properties Ltd.	1,374,500	22,072,948
Techtronic Industries Co. Ltd.	992,000	13,542,290
		176,273,561

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.6%
AIB Group plc	1,457,445	16,291,528
Kingspan Group plc	480,048	41,799,993
		58,091,521
Italy — 2.4%
Enel SpA	1,506,856	16,648,592
Ferrari NV	57,422	19,152,874
FinecoBank Banca Fineco SpA	210,320	5,575,636
Prysmian SpA	506,232	59,959,842
Ryanair Holdings plc	432,767	14,687,831
UniCredit SpA	1,472,963	128,362,920
		244,387,695
Japan — 22.1%
Advantest Corp.	335,400	55,470,663
Ajinomoto Co., Inc.	1,805,800	41,310,995
Asahi Group Holdings Ltd.	767,900	8,039,034
Asahi Kasei Corp.	2,427,700	23,551,143
Asics Corp.	699,900	16,848,471
Bridgestone Corp.	320,900	7,224,825
Daiichi Sankyo Co. Ltd.	2,293,400	42,014,237
Daikin Industries Ltd.	72,683	8,709,631
Denso Corp.	2,163,600	30,019,441
Disco Corp.	85,900	36,614,926
East Japan Railway Co.	1,222,800	30,697,474
Fast Retailing Co. Ltd.	123,700	47,195,624
Fuji Electric Co. Ltd.	588,400	41,913,303
Fujitsu Ltd.	1,460,300	40,575,578
Hitachi Ltd.	3,293,200	114,274,488
Hoya Corp.	412,700	69,232,853
IHI Corp.	904,400	20,924,373
ITOCHU Corp.	6,165,400	78,932,986
Japan Exchange Group, Inc.	2,084,000	22,741,072
Japan Post Bank Co. Ltd.	1,302,600	23,143,832
Kajima Corp.	505,400	20,618,182
Kao Corp.	863,000	34,522,153
Keyence Corp.	173,000	63,466,868
Kobe Bussan Co. Ltd.	594,100	14,519,496
Kubota Corp.	792,400	12,140,889
Lasertec Corp.	79,200	18,195,209
Mitsubishi Corp.	504,100	13,392,094
Mitsubishi Heavy Industries Ltd.	687,800	20,251,541
Mitsubishi UFJ Financial Group, Inc.	2,828,450	51,224,272
Mitsui & Co. Ltd.	2,465,800	80,545,458
Mitsui Fudosan Co. Ltd.	1,033,600	11,852,193
Nintendo Co. Ltd.	273,000	16,905,678
Nomura Research Institute Ltd.	703,100	21,388,577
NTT, Inc.	40,870,299	41,069,748
Obayashi Corp.	1,846,200	41,674,869

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Obic Co. Ltd.	590,900	16,423,448
Pan Pacific International Holdings Corp.	1,763,900	10,443,244
Panasonic Holdings Corp.	1,104,800	15,147,579
Recruit Holdings Co. Ltd.	671,200	35,354,643
Renesas Electronics Corp. *	1,848,700	30,735,482
Resona Holdings, Inc.	4,004,800	46,696,513
Sanrio Co. Ltd.	185,000	5,723,616
SBI Holdings, Inc.	429,800	9,719,503
Shimano, Inc.	81,100	9,244,392
Shin-Etsu Chemical Co. Ltd.	1,665,300	54,762,700
SoftBank Group Corp.	1,244,700	33,989,505
Sony Financial Group, Inc. *	18,915,575	19,006,022
Sony Group Corp.	3,832,975	84,509,084
Sumitomo Electric Industries Ltd.	363,200	15,900,729
Sumitomo Mitsui Financial Group, Inc.	3,219,900	113,309,733
Sumitomo Realty & Development Co. Ltd.	1,781,000	49,595,517
Suzuki Motor Corp.	3,815,800	52,028,710
T&D Holdings, Inc.	2,148,100	53,055,908
Takeda Pharmaceutical Co. Ltd.	1,267,500	43,145,338
Terumo Corp.	2,157,800	28,226,748
Tokio Marine Holdings, Inc.	1,577,100	58,782,537
Tokyo Electron Ltd.	326,800	87,078,828
Toyota Motor Corp.	5,258,400	119,184,303
		2,213,266,258
Macau — 0.1%
Sands China Ltd.	3,341,600	7,252,211
Netherlands — 5.2%
Adyen NV * (b)	20,723	30,729,001
Argenx SE *	28,013	23,558,134
ASML Holding NV	226,691	325,053,593
ASR Nederland NV	288,288	20,938,561
Heineken NV	463,121	38,230,483
Koninklijke Ahold Delhaize NV	541,033	21,154,477
Koninklijke KPN NV	8,261,189	40,459,296
Magnum Ice Cream Co. NV (The) *	202,709	3,602,775
NN Group NV	115,855	9,183,507
Wolters Kluwer NV	95,446	8,962,676
		521,872,503
New Zealand — 0.0% ^
Xero Ltd. * (a)	69,388	4,522,103
Norway — 0.1%
Equinor ASA	525,981	14,137,595
Singapore — 1.5%
DBS Group Holdings Ltd.	1,568,031	72,885,773
Oversea-Chinese Banking Corp. Ltd.	2,089,400	34,871,150

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Sea Ltd., ADR *	252,393	29,401,261
United Overseas Bank Ltd.	373,700	11,263,004
		148,421,188
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	1,791,856	45,483,891
Banco Santander SA	12,617,321	161,098,826
Iberdrola SA	1,806,735	40,620,374
Industria de Diseno Textil SA	507,586	33,028,688
		280,231,779
Sweden — 2.9%
Assa Abloy AB, Class B (a)	887,003	35,865,019
Atlas Copco AB, Class A	5,611,836	115,728,393
Swedbank AB, Class A	1,041,778	40,504,599
Volvo AB, Class B	2,769,143	100,623,535
		292,721,546
Switzerland — 3.2%
ABB Ltd. (Registered)	158,834	13,675,304
Cie Financiere Richemont SA (Registered)	430,664	83,596,064
Givaudan SA (Registered)	2,617	10,115,986
Lonza Group AG (Registered)	107,567	73,086,424
Sandoz Group AG (a)	132,078	10,463,992
SGS SA (Registered)	53,459	6,434,296
UBS Group AG (Registered)	1,676,348	79,317,072
Zurich Insurance Group AG	57,932	41,214,098
		317,903,236
United Kingdom — 14.0%
3i Group plc	1,687,574	77,525,668
AstraZeneca plc	1,088,432	202,790,223
BAE Systems plc	1,845,537	50,100,690
Barclays plc	16,959,278	113,187,363
British American Tobacco plc	828,277	50,039,197
Compass Group plc	976,937	29,293,884
Diageo plc	757,510	17,430,530
HSBC Holdings plc	7,805,617	137,698,305
InterContinental Hotels Group plc	242,201	32,721,426
Lloyds Banking Group plc	17,517,034	26,156,515
London Stock Exchange Group plc	609,289	67,961,384
National Grid plc	4,655,226	79,090,218
NatWest Group plc	9,751,110	88,879,274
Next plc	119,202	21,642,190
Reckitt Benckiser Group plc	493,779	41,161,359
RELX plc	2,129,505	75,495,252
Rolls-Royce Holdings plc	2,678,840	44,782,106
Sage Group plc (The)	2,986,688	39,165,053
SSE plc	2,494,799	82,920,760
Standard Chartered plc	644,767	16,497,287

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Tesco plc	7,555,616	43,964,629
Unilever plc	901,045	61,339,664
		1,399,842,977
United States — 8.7%
BP plc	5,763,752	36,545,403
Ferrovial SE	533,606	36,042,476
GSK plc	1,505,813	38,942,823
Haleon plc	4,601,063	24,063,116
Nestle SA (Registered)	1,387,356	132,390,600
Novartis AG (Registered)	811,820	120,449,586
Roche Holding AG	313,817	142,705,119
Sanofi SA	909,000	85,740,274
Schneider Electric SE	222,306	63,735,568
Shell plc	4,494,389	172,762,116
Spotify Technology SA *	41,830	20,929,641
		874,306,722
Total Common Stocks (Cost $7,592,657,684)		9,921,716,665
Short-Term Investments — 0.9%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (c) (d) (Cost $56,531,150)	56,509,116	56,531,719
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $39,557,533)	39,557,533	39,557,533
Total Short-Term Investments (Cost $96,088,683)		96,089,252
Total Investments — 100.1% (Cost $7,688,746,367)		10,017,805,917
Liabilities in Excess of Other Assets — (0.1)%		(15,003,568)
NET ASSETS — 100.0%		10,002,802,349

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $37,187,061.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.2%
Pharmaceuticals	8.4
Semiconductors & Semiconductor Equipment	6.4
Insurance	6.2
Aerospace & Defense	3.8
Capital Markets	3.5
Oil, Gas & Consumable Fuels	3.2
Electrical Equipment	2.9
Industrial Conglomerates	2.8
Machinery	2.8
Multi-Utilities	2.6
Metals & Mining	2.5
Diversified Telecommunication Services	2.3
Chemicals	2.3
Textiles, Apparel & Luxury Goods	2.1
Automobiles	2.1
Food Products	1.8
Trading Companies & Distributors	1.7
Beverages	1.7
Construction & Engineering	1.6
Electric Utilities	1.4
Health Care Equipment & Supplies	1.4
Software	1.4
IT Services	1.3
Professional Services	1.3
Personal Care Products	1.2
Broadline Retail	1.2
Consumer Staples Distribution & Retail	1.1
Specialty Retail	1.0
Household Durables	1.0
Others (each less than 1.0%)	9.8
Short-Term Investments	1.0

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$738,987,787	$—	$738,987,787
Belgium	—	78,256,059	—	78,256,059
China	—	49,813,920	—	49,813,920
Denmark	—	235,726,858	—	235,726,858
Finland	—	35,924,846	—	35,924,846
France	—	1,074,169,360	—	1,074,169,360
Germany	—	1,155,606,940	—	1,155,606,940
Hong Kong	—	176,273,561	—	176,273,561

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$58,091,521	$—	$58,091,521
Italy	—	244,387,695	—	244,387,695
Japan	19,006,022	2,194,260,236	—	2,213,266,258
Macau	—	7,252,211	—	7,252,211
Netherlands	3,602,775	518,269,728	—	521,872,503
New Zealand	—	4,522,103	—	4,522,103
Norway	—	14,137,595	—	14,137,595
Singapore	29,401,261	119,019,927	—	148,421,188
Spain	—	280,231,779	—	280,231,779
Sweden	—	292,721,546	—	292,721,546
Switzerland	—	317,903,236	—	317,903,236
United Kingdom	41,161,359	1,358,681,618	—	1,399,842,977
United States	20,929,641	853,377,081	—	874,306,722
Total Common Stocks	114,101,058	9,807,615,607	—	9,921,716,665
Short-Term Investments
Investment Companies	56,531,719	—	—	56,531,719
Investment of Cash Collateral from Securities Loaned	39,557,533	—	—	39,557,533
Total Short-Term Investments	96,089,252	—	—	96,089,252
Total Investments in Securities	$210,190,310	$9,807,615,607	$—	$10,017,805,917
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$47,146,024	$354,243,591	$344,857,308	$(4,953)	$4,365	$56,531,719	56,509,116	$513,684	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	35,958,748	107,379,341	103,780,556	—	—	39,557,533	39,557,533	215,570	—
Total	$83,104,772	$461,622,932	$448,637,864	$(4,953)	$4,365	$96,089,252		$729,254	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.